Cover	Mar. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 09, 2026
Entity File Number	001-40130
Entity Registrant Name	Brand Engagement Network, Inc.
Entity Central Index Key	0001838163
Entity Tax Identification Number	85-2843375
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7951 E. Maplewood Avenue
Entity Address, Address Line Two	Suite 225
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	(720)
Local Phone Number	937-4477
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BNAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false